Guarantor and Non-Guarantor Financial Statements - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended	12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013	May 31, 2013		May 31, 2012		May 31, 2011
Schedule Of Condensed Statements Of Operations [Line Items]
Goodwill impairment charge										$ 473.0	[1]	$ 291.9	[1]	$ 422.8	[1]
Impairment of Intangible Assets (Excluding Goodwill)										94.4	[1]	237.9	[1]	518.6	[1]
Net sales	783.9	771.5	790.1	707.4	739.5	708.9	725.1	664.6		3,052.9	[1],[2]	2,838.1	[1],[2]	2,732.2	[1],[2]
Cost of sales										873.4	[1]	775.5	[1]	724.2	[1]
Gross profit	557.1	533.0	582.4	507.0	545.7	518.3	519.8	478.8		2,179.5	[1]	2,062.6	[1]	2,008.0	[1]
Selling, general and administrative expense										1,312.5	[1]	1,172.2	[1]	1,156.2	[1]
Research and development expense										150.3	[1]	126.8	[1]	119.4	[1]
Amortization										313.8	[1]	327.2	[1]	367.9	[1]
Intangible assets impairment charge		334.1			529.8				567.4	567.4		529.8		941.4
Operating income (loss)										(164.5)	[1]	(93.4)	[1]	(576.9)	[1]
Other (income) expense, net										576.6	[1]	497.4	[1]	487.7	[1]
Loss before income taxes										(741.1)	[1]	(590.8)	[1]	(1,064.6)	[1]
Tax expense (benefit)										(117.7)	[1]	(132.0)	[1]	(214.8)	[1]
Equity in earnings of subsidiaries										0		0		0
Net loss	(221.2)	(304.5)	(66.2)	(31.5)	(389.1)	(16.5)	(14.0)	(39.2)		(623.4)	[1]	(458.8)	[1]	(849.8)	[1]
Other comprehensive income (loss)										(128.8)	[1]	(48.9)	[1]	282.4	[1]
Comprehensive loss										(752.2)	[1]	(507.7)	[1]	(567.4)	[1]
Biomet, Inc. [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Goodwill impairment charge										0		0		0
Impairment of Intangible Assets (Excluding Goodwill)										0		0		0
Net sales										0		0		0
Cost of sales										0		0		0
Gross profit										0		0		0
Selling, general and administrative expense										0		0		0
Research and development expense										0		0		0
Amortization										0		0		0
Operating income (loss)										0		0		0
Other (income) expense, net										572.8		477.1		493.9
Loss before income taxes										(572.8)		(477.1)		(493.9)
Tax expense (benefit)										(217.7)		(181.3)		(187.2)
Equity in earnings of subsidiaries										(268.3)		(163.0)		(543.1)
Net loss										(623.4)		(458.8)		(849.8)
Other comprehensive income (loss)										13.1		13.1		19.5
Comprehensive loss										(610.3)		(445.7)		(830.3)
Guarantors [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Goodwill impairment charge										167.9		189.4		0
Impairment of Intangible Assets (Excluding Goodwill)										94.4		74.9		0
Net sales										1,922.3		1,769.8		1,716.5
Cost of sales										689.8		437.2		338.3
Gross profit										1,232.5		1,332.6		1,378.2
Selling, general and administrative expense										820.6		724.9		717.4
Research and development expense										112.8		94.7		88.7
Amortization										260.6		258.8		257.6
Operating income (loss)										(223.8)		(10.1)		314.5
Other (income) expense, net										6.1		3.1		(9.8)
Loss before income taxes										(229.9)		(13.2)		324.3
Tax expense (benefit)										(87.4)		86.8		101.0
Equity in earnings of subsidiaries										0		0		0
Net loss										(142.5)		(100.0)		223.3
Other comprehensive income (loss)										0		0		(4.0)
Comprehensive loss										(142.5)		(100.0)		219.3
Non-Guarantors [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Goodwill impairment charge										305.1		102.5		422.8
Impairment of Intangible Assets (Excluding Goodwill)										0		163.0		518.6
Net sales										1,130.6		1,068.3		1,015.7
Cost of sales										183.6		338.3		385.9
Gross profit										947.0		730.0		629.8
Selling, general and administrative expense										491.9		447.3		438.8
Research and development expense										37.5		32.1		30.7
Amortization										53.2		68.4		110.3
Operating income (loss)										59.3		(83.3)		(891.4)
Other (income) expense, net										(2.3)		17.2		3.6
Loss before income taxes										61.6		(100.5)		(895.0)
Tax expense (benefit)										187.4		(37.5)		(128.6)
Equity in earnings of subsidiaries										0		0		0
Net loss										(125.8)		(63.0)		(766.4)
Other comprehensive income (loss)										(141.9)		(62.0)		266.9
Comprehensive loss										(267.7)		(125.0)		(499.5)
Eliminations [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Goodwill impairment charge										0		0		0
Impairment of Intangible Assets (Excluding Goodwill)										0		0		0
Net sales										0		0		0
Cost of sales										0		0		0
Gross profit										0		0		0
Selling, general and administrative expense										0		0		0
Research and development expense										0		0		0
Amortization										0		0		0
Operating income (loss)										0		0		0
Other (income) expense, net										0		0		0
Loss before income taxes										0		0		0
Tax expense (benefit)										0		0		0
Equity in earnings of subsidiaries										268.3		163.0		543.1
Net loss										268.3		163.0		543.1
Other comprehensive income (loss)										0		0		0
Comprehensive loss										$ 268.3		$ 163.0		$ 543.1

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.
[2]	Certain amounts have been adjusted to conform to the current presentation. The current presentation aligns with how the Company presently manages and markets its products.